Share-based compensation plan - Phantom shares plan ("PS") and Restricted Shares (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 BRL (R$) shares R$ / shares shares	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2023 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation plans | R$	R$ 368,732,000	R$ 361,974,000
PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement	10,806,516	10,096,497
Shares granted	3,994,077
Cancelled	572,757
Exercised (1)	2,711,301
Available for completion	1,533,830
Restricted stock, year one	46,382
Restricted stock, year two	2,864,899
Restricted stock, year three	2,650,821
Restricted stock, year four	3,710,584
Decrease Provision Share Based Payment Cancelled | R$	R$ (13,822,000)	R$ (23,470,000)
Share-based compensation plans | R$	368,732,000	361,974,000	R$ 268,489,000
Increase Provision Share Based Payment | R$	165,213,000	196,956,000
Decrease Provision Share Based Payment | R$	R$ (144,633,000)	R$ (80,001,000)
Phantom Share Units Psus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Phantom Share Units Psus | R$ / shares	R$ 51.93
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement	3,076,116	2,980,111
Shares granted	563,980
Exercised (1)	467,975
Restricted stock, year two	504,946
Restricted stock, year three	431,331
Restricted stock, year four	230,773
Share-based compensation plans | R$	R$ 69,181,000	R$ 60,226,000	R$ 26,744,000
Increase Provision Share Based Payment | R$	34,081,000	81,276,000
Decrease Provision Share Based Payment | R$	R$ (25,126,000)	(47,794,000)
Grant Year 2020 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 38.50
Number of other equity instruments outstanding in share-based payment arrangement		33,384
Shares granted	1,083
Exercised (1)	34,467
Available for completion
Grant Year 2021 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 62.25
Number of other equity instruments outstanding in share-based payment arrangement	37,461	874,480
Shares granted	28,375
Cancelled	13,046
Exercised (1)	852,348
Available for completion	37,461
Restricted stock, year one
Grant Year 2022 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 57.48
Number of other equity instruments outstanding in share-based payment arrangement	1,879,546	3,461,437
Shares granted	112,251
Cancelled	108,565
Exercised (1)	1,585,577
Available for completion	1,496,369
Restricted stock, year one	46,382
Restricted stock, year two	312,822
Restricted stock, year three	23,973
Grant Year 2022 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 53.81
Number of other equity instruments outstanding in share-based payment arrangement		115,800
Shares granted	3,758
Exercised (1)	119,558
Grant Year 2023 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 48.84
Number of other equity instruments outstanding in share-based payment arrangement	2,823,972	3,052,179
Shares granted	98,965
Cancelled	199,865
Exercised (1)	127,307
Restricted stock, year one
Restricted stock, year two	2,549,090
Restricted stock, year three	274,882
Grant Year 2023 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 51.41
Number of other equity instruments outstanding in share-based payment arrangement	396,016	383,568
Shares granted	12,448
Restricted stock, year two	277,249
Restricted stock, year three	118,767
Grant Year 2024 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 56.53
Number of other equity instruments outstanding in share-based payment arrangement	2,539,974	2,675,017
Shares granted	86,771
Cancelled	157,910
Exercised (1)	63,904
Restricted stock, year two	2,987
Restricted stock, year three	2,351,966
Restricted stock, year four	185,021
Grant Year 2024 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 55.77
Number of other equity instruments outstanding in share-based payment arrangement	2,212,835	2,480,743
Shares granted	80,509
Exercised (1)	348,417
Restricted stock, year two	227,697
Restricted stock, year three	312,564
Grant Year 2025 | PSO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 60.53
Number of other equity instruments outstanding in share-based payment arrangement	3,525,563
Shares granted	3,666,632
Cancelled	93,371
Exercised (1)	47,698
Restricted stock, year four	3,525,563
Grant Year 2025 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$		R$ 61.39
Number of other equity instruments outstanding in share-based payment arrangement	467,265
Shares granted	467,265
Restricted stock, year two
Restricted stock, year three
Restricted stock, year four	230,773